Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Changes In Accumulated Other Comprehensive Income By Components	The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $7,292 and $15,471, for the years ended December 31, 2018 and December 31, 2017, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2018	$(6,963)	$11	$(47,469)	$(33,231)	$(87,652)
Other comprehensive income (loss) before reclassifications	(5,357)	—	3,321	(19,056)	(21,092)
Amount reclassified from accumulated other comprehensive income (loss)	9,162	(11)	4,649	—	13,800
Net current-period other comprehensive income (loss)	3,805	(11)	7,970	(19,056)	(7,292)
Balance as of December 31, 2018	$(3,158)	$—	$(39,499)	$(52,287)	$(94,944)

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2017	$15,261	$17	$(46,807)	$(40,652)	$(72,181)
Other comprehensive income (loss) before reclassifications	25,306	—	(4,441)	7,421	28,286
Amount reclassified from accumulated other comprehensive income (loss)	(47,530)	(6)	3,779	—	(43,757)
Net current-period other comprehensive income (loss)	(22,224)	(6)	(662)	7,421	(15,471)
Balance as of December 31, 2017	$(6,963)	$11	$(47,469)	$(33,231)	$(87,652)

Schedule Of Estimated Useful Life Of Assets	Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-25
Instruments, machinery and equipment	5-33
Office furniture and other	7-33
Motor vehicles	6-20	(Mainly 15%)

(*)	Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule of Disaggregation of Revenue	Disaggregation of revenue:

Revenue by products and services was as follows:

Year ended December 31, 2018
Revenue from sale of products	$3,352,602
Service revenue	331,082
$3,683,684

Revenue by transfer type was as follows:

Year ended December 31, 2018
Over time	$3,037,223
Point in time	646,461
$3,683,684

Revenue by customers was as follows:

Year ended December 31, 2018
Israel Government Authorities (1,2)	$685,680
US Government (2)	635,150
Other Governments	2,004,947
Commercial sales and other	357,907
$3,683,684
(1) Including U.S. Foreign Military Financing Sales
(2) Including indirect sales
Schedule Of Warranty Liability	Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2018	2017
Balance, at January 1	$198,226	$245,728
Cumulative effect from adopting ASC 606	337	—
Warranties issued during the year	64,723	75,819
Reduction due to expired warranties or claims during the year	(84,593)	(126,068)
Deconsolidation of subsidiary	(369)	—
Additions resulting from acquisitions	41,371	2,747
Balance, at December 31	$219,695	$198,226

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis	Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2018 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable securities:
Foreign currency derivatives and option contracts	$—	$22,549	$—
Cross-currency interest rate swap	—	4,378	—
Investment elected to be accounted for using the fair value method(*)	—	—	46,858
Liabilities
Foreign currency derivative and option contracts	—	(23,936)	—
Total	$—	$2,991	$46,858
(*) See Note 6C.

	Fair value measurement at
	December 31, 2017 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Government bonds	$1,415	$—	$—
Corporate bonds	—	11,956	—
Foreign currency derivatives and option contracts	—	5,953	—
Cross-currency interest rate swap	—	24,009	—
Investment elected to be accounted for using the fair value method	—	—	5,114
Liabilities
Foreign currency derivative and option contracts	—	(12,200)	—
Total	$1,415	$29,718	$5,114

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

2018
Dividend yield	2.2%
Expected volatility	20.9%
Risk-free interest rate	2.7%
Expected life	5.25
Forfeiture rate	0.6%
Suboptimal factor	1.75

Schedule of Impact of Adoption of New Accounting Pronouncements	The Transition Adjustment made to our consolidated balance sheet as of January 1, 2018, was:

	As of January 1, 2018
	As reported	Impact of adoption of ASC Topic 606	Adjusted according to ASC 606
Trade and unbilled receivables and contract assets, net	1,406,563	97,274	1,503,837
Inventories	1,012,763	(104,570)	908,193
Deferred income taxes, net	51,358	1,090	52,448

Other payables and accrued expenses	835,394	(400)	834,994
Contract liabilities (customer advances)	639,328	(4,373)	634,955
Total Elbit Systems' equity	1,708,310	(1,433)	1,706,877
The following table summarizes the impacts of adopting ASC 606 on the Company’s consolidated financial statements for the year ended December 31, 2018 and a comparison to previous standard:

	Year Ended December 31, 2018
	Previous standard	Impact of adoption of ASC 606	As reported
Revenues	3,567,909	115,775	3,683,684
Cost of revenues	2,633,207	74,298	2,707,505
Gross profit	934,702	41,477	976,179

Operating expenses:
Research and development, net	287,352	—	287,352
Marketing and selling	275,757	5,257	281,014
General and administrative	160,348	—	160,348
Other operating income, net	(45,367)	—	(45,367)
Total operating expenses	678,091	5,257	683,347
Operating income	256,611	36,220	292,832
Finance expense, net	(44,061)	—	(44,061)
Other expense, net	(11,449)	—	(11,449)
Income before taxes on income	201,101	36,220	237,322
Taxes on income	(20,327)	(6,118)	(26,445)
Income after taxes on income	180,774	30,103	210,877
Equity in net earnings of affiliated companies and partnerships	(2,222)	—	(2,222)
Net income attributable to non-controlling interests	(1,917)	—	(1,917)
Net income attributable to the consolidated company shareholders'	176,635	30,103	206,738
The following table summarizes the impacts of adopting ASC 606 on the Company’s consolidated balance sheet for the year ended December 31, 2018:

	As of December 31, 2018
	Previous standard	Impact of adoption of ASC 606	As reported
Trade and unbilled eceivables and contract assets, net	1,523,200	189,715	1,712,915
Other receivables and prepaid expenses	199,579	(431)	199,148
Inventories, net	1,240,005	(98,009)	1,141,996
Other assets	46,587	(3,783)	42,804

Trade payables	780,794	(4,694)	776,100
Other payables and accrued expenses	1,083,788	(1,796)	1,081,992
Contract liabilities (customer advances)	718,269	62,725	780,994
Other long-term liabilities and deferred tax liabilities	253,413	1,154	254,567

Retained earnings	1,661,818	30,103	1,691,921